4. Changes in accounting practices and disclosures	12 Months Ended
Dec. 31, 2017
Changes In Accounting Practices And Disclosures
Changes in accounting practices and disclosures

4.1  New standards, amendments and interpretations effective for periods beginning on or after January 1, 2017

New standards and revisions

Standard	Description	Impact

Amendments to IAS 12 – Recognition of Deferred Income Tax for Unrealized Losses	Describes about the treatment of temporary differences.	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IAS 7 – Disclosure Initiatives	Describes about disclosures that enable users to measure the changes in liabilities related to financing activities.	The application of these amendments did not impact the disclosures or amounts recognized in the annual financial statements.
Annual improvements to IFRSs: 2015-2017 cycle	Amendments to IFRS 12 – Disclosure of interests in other entities – clarification on the standard’s scope.	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.

4.2 New standards, amendments and interpretations to existing standards that are not yet effective

The Company did not early adopt these standards and is assessing the impacts of the new and revised IFRS below on the disclosures or amounts recognized in the financial statements:

Standard	Description	Impact

IFRS 9 - Financial Instruments [1]	Changes in the classification and measurement requirements, mainly for impairment and hedge accounting.	The Company assessed the main aspects of this and has concluded that will not have an impact on the classification and measurement of losses on its financial assets and financial liabilities or hedge accounting, given that it does not have any operation of this nature.
IFRS 15 - Revenue from Contracts with Customers[1]

Establishes a single comprehensive framework to determine if and when a revenue is recognized and how revenue is measured.

IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Interpretation A - Customer Loyalty Programmes.

The Company assessed the impacts on its customer contracts, including those with consumers with special billing characteristics, and concluded that the adoption of this standard will not have material impacts.
IFRS 16 – Leases[2]

Establishes a single model for the accounting of leases in the balance sheet for lesses. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor’s accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating.

IFRS 16 will supersede the current leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease.

The Company is assessing the effects of recording operating leases in its financial statements and expects impacts which are currently under evaluation.
Amendments to IFRS 2 – Classification and measurement of share-based payment transactions [2]	Describe about modifications of settled options of shares.	The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.

1 Effective for annual periods beginning on or after January 1, 2018.

2 Effective for annual periods beginning on or after January 1, 2019.

There are no other standards and interpretations not yet adopted that may, in the opinion of Management, have a significant impact on the result for the year of equity disclosed by the Company in its financial statements.